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                               NOTIFICATION OF ELECTION
                                   UNDER RULE 24f-1


NAME AND ADDRESS OF ISSUER:

    The Palladian Trust
    4225 Executive Square
    Suite 270
    La Jolla, California  92037

REGISTRATION NOS:

    33-73882 (1933 Act)
    811-08278 (1940 Act)

SECURITY:

    Shares of the following Portfolios of the Trust:
         The Value Portfolio;
         The Growth Portfolio;
         The International Growth Portfolio;
         The Global Strategic Income Portfolio; and
         The Global Interactive/Telecomm Portfolio

SHARES REGISTERED:

    Zero, for purposes of fee calculations. See below.

PERIOD OF TIME DURING WHICH SHARES SOLD:

    June 30, 1997 through October 10, 1997

COMPILATION OF FEE:

    All securities sold by the Trust were sold to unmanaged separate accounts offering interest in those accounts that are registered under the Securities Act of 1933 on which a registration fee has been or will be paid. In these circumstances, the SEC has determined that no registration fee need be paid on such securities. See Form 24F-2, Instruction b(5); Investment Company Act Rel. No. 21332 (September 1, 1995). The minimum fee of $300 was wired to the SEC's account under CIK 000917323 on October 9, 1997.

STATEMENT BY ISSUER:

    The issuer, the Trust, confirms that the shares with respect to which this notification is filed were sold in accordance with the Trust's usual method of distributing its registered shares, under which prospectuses are made available for delivery to offerees and purchasers of such shares in accordance with Section 5(b) of the Securities Act of 1933.


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                             /s/ H. Michael Schwartz
                             ----------------------------------
                             H. Michael Schwartz
                             President
                             The Palladian Trust


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                                     CERTIFICATE


    The undersigned hereby certifies that he is the duly elected Secretary of The Palladian Trust and that the following resolution was adopted by the Trust's Board of Trustees on October 7, 1997 and that the following resolution has not been amended or modified and is in full force and effect on the date hereof:

    "RESOLVED, that the officers of the Trust are authorized to execute and file one or more post-effective amendments to the Trust registration statement and notices of registration and to execute such other documents and take such other action as they deem to be necessary or desirable, with advice of counsel, in connection with such registration statements or notices of registration."




                             /s/ H. Michael Schwartz
                             -----------------------
                             H. Michael Schwartz
                             Secretary


October 10, 1997


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                                    SHEA & GARDNER
                           1800 MASSACHUSETTS AVENUE, N.W.
                                WASHINGTON, D.C. 20036
                                    (202) 828-2000
                                 Fax:  (202) 828-2195

                                   October 10, 1997


The Palladian Trust
4225 Executive Square
La Jolla, California  92037

                            Re:  Registration No. 33-73882
                                 -------------------------

Ladies and Gentlemen:

    We serve as counsel to The Palladian Trust (the "Trust"). The Trust is preparing to file a a notice of election under Rule 24f-1 under the Investment Company Act of 1940 to register shares sold from June 30, 1997 through October 10, 1997. All securities sold by the Trust were sold to unmanaged separate accounts offering interests in those accounts that are registered under the Securities Act of 1933 and on which a registration fee has been or will be paid. In these circumstances, the SEC has determined that no registration fee need be paid on such securities. See Form 24F-2, Instruction b(5); Investment Company Act Rel. No. 21332 (September 1, 1995).

    Based on our examination of the relevant documents contained in the Trust's registration statement, and in reliance upon certain exhibits to that registration statement, and assuming that the securities were issued in accordance with the terms described in that registration statement and the Trust's Declaration of Trust, that the Trust received payment for the securities, and that any appropriate action was taken to qualify the sale of the securities under applicable state laws, we are of the opinion that the securities are valid, legal and binding obligations of the Trust in accordance with their terms and are nonassessable, except as described in the Trust prospectus under the heading "Capitalization".

    We consent to the filing of this opinion with the Securities and Exchange Commission.

                             Yours truly,

                             SHEA & GARDNER

                             By: /s/ Christopher E. Palmer
                                 -------------------------
                                  Christopher E. Palmer